Consolidated Income Statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue (Note 27)	$ 1,338,812	$ 1,350,759
Production costs (Note 22)	(696,672)	(841,297)
Depreciation and amortization (Note 12,23)	(254,469)	(253,453)
Royalties	(27,494)	(26,721)
Cost of sales	(978,635)	(1,121,471)
Mine operating earnings (Note 27)	360,177	229,288
General and administrative	(36,375)	(31,752)
Exploration and project development	(7,096)	(11,684)
Mine care and maintenance (Note 23)	(102,105)	(23,662)
Foreign exchange losses	(5,474)	(5,003)
Impairments (Note 13)	0	(40,050)
Gains on commodity and foreign currency contracts (Note 9d)	3,543	3,315
Gains on sale of mineral properties, plant and equipment	7,922	3,858
Share of income from associate and dilution gain (Note 14)	10,529	15,245
Transaction and integration costs (Note 8)	0	(7,515)
Other expense (Note 28)	(22,067)	(4,936)
Earnings from operations	209,054	127,104
Gain (loss) on derivatives (Note 9d)	38	(14)
Investment income (Note 9b)	63,024	84,704
Interest and finance expense (Note 24)	(20,104)	(29,282)
Earnings before income taxes	252,012	182,512
Income tax expense (Note 29)	(75,557)	(71,268)
Net earnings for the year	176,455	111,244
Equity holders of the Company	177,882	110,738
Non-controlling interests	$ (1,427)	$ 506
Basic earnings per share (in USD per share)	$ 0.85	$ 0.55
Diluted earnings per share (in USD per share)	$ 0.85	$ 0.55
Weighted average shares outstanding (in 000’s) Basic (shares)	210,085	201,397
Weighted average shares outstanding (in 000’s) Diluted (shares)	210,295	201,571